VARIABLE INTEREST ENTITIES (VIEs) - SUMMARY OF PAYMENT OBLIGATIONS UNDER THE BAREBOAT CHARTER (Details) - Variable Interest Entity, Primary Beneficiary $ in Thousands	9 Months Ended
Sep. 30, 2016 USD ($)
Eskimo SPV Agreement | Golar Eskimo
Variable Interest Entity [Line Items]
2016	$ 5,849
2017	22,963
2018	22,437
2019	21,859
2020	21,330
After 2020	$ 95,217
Eskimo SPV Agreement | Golar Eskimo | LIBOR
Variable Interest Entity [Line Items]
Variable rate	0.39%
Tundra SPV Agreement | Golar Tundra
Variable Interest Entity [Line Items]
2016	$ 5,323
2017	20,910
2018	20,446
2019	19,934
2020	19,466
After 2020	$ 87,051
Tundra SPV Agreement | Golar Tundra | LIBOR
Variable Interest Entity [Line Items]
Variable rate	0.39%